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                                    GMO TRUST

             AMENDED AND RESTATED SUPPLEMENT DATED APRIL 1, 2004 TO
          GMO TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                DATED JUNE 30, 2003, AS AMENDED JANUARY 30, 2004

GMO ALPHA LIBOR FUND

         Effective immediately, GMO Alpha LIBOR Fund's ("ALF") name, investment objective and operating policies have changed. Notwithstanding references to the contrary in the Prospectus and Statement of Additional Information (see, e.g., "Investment by Certain Funds in GMO Short-Duration Collateral Fund and GMO Alpha LIBOR Fund" on page 116 of the Prospectus and "Description and Risks of Fund Investments -- Investments in Other Investment Companies" in the Statement of Additional Information), ALF's name has been changed to "GMO Special Purpose Holding Fund" and its investment objective is total return. As of the date hereof, GMO Special Purpose Holding Fund's assets are primarily limited to a special purpose vehicle that holds certain defaulted securities, certain claims relating to such securities, and cash and cash items. GMO Special Purpose Holding Fund is presently closed to new investments by existing or prospective investors.

GMO EMERGING MARKETS FUND

         Effective March 26, 2004, the following non-fundamental investment restriction for GMO Emerging Markets Fund is added to the list of non-fundamental investment restrictions under "Investment Restrictions -- Non-Fundamental Restrictions:" in the Statement of Additional Information:

         (7) With respect to the Emerging Markets Fund only, for so long as any investor in the Fund is an Undertaking for Collective Investment in Transferable Securities subject to the European Communities (Undertaking for Collective Investment in Transferable Securities) Regulations 2003, as amended (the "UCITS Regulations"), hold investments in collective investment undertakings (as such term is used in the UCITS Regulations) in excess of 10% of the Fund's net assets.

In addition, the sentence immediately following the list of non-fundamental investment restrictions under "Investment Restrictions -- Non-Fundamental Restrictions:" in the Statement of Additional Information is replaced in its entirety by the following:

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         Except as indicated above in Fundamental Restriction (1) and
         Non-Fundamental Restriction (7), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

GENERAL

         Effective March 19, 2004, the following information is added to the Prospectus at page 1 immediately after the third full paragraph:

         Certain portfolio information (e.g., portfolio holdings) may be made available to shareholders, consultants, data vendors, and other investment professionals that request it more frequently than such information is otherwise made publicly available. However, such information will be disclosed only if the respective Fund has a legitimate business purpose for doing so and the recipient signs a confidentiality agreement. Neither GMO Trust nor GMO will receive any compensation in connection with providing portfolio information.

         Effective March 19, 2004, the following information is added to the Prospectus under the caption "How to Purchase Shares" on page 86 immediately prior to the sub-caption "Submitting Your Purchase Order Form":

         Funds advised or sub-advised by GMO ("Top Funds") may invest in other GMO Funds after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met: (i) the Top Fund received a purchase order prior to the Cut-off Time on that day; and (ii) the purchase transactions by the Top Funds into the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

         Effective March 19, 2004, the following information is added to the Prospectus under the caption "How to Redeem Shares" on page 88 immediately prior to the sub-caption "Submitting Your Redemption Request":

         Top Funds may redeem an investment in other GMO Funds after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption transactions by the Top Funds from the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

         Effective on or about April 19, 2004, the following information replaces the first three sentences of the last paragraph under the caption "Determination of Net Asset Value" on page 85 of the Prospectus:

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         Many foreign securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in such markets or on such exchanges do not reflect the events that occur after such close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures, which, among other things, generally require that the foreign securities in the International Equity Funds be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

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                                    GMO TRUST

             AMENDED AND RESTATED SUPPLEMENT DATED APRIL 1, 2004 TO
                           GMO TRUST -- CLASS M SHARES
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                DATED JUNE 30, 2003, AS AMENDED JANUARY 30, 2004

GMO ALPHA LIBOR FUND

         Effective immediately, GMO Alpha LIBOR Fund's ("ALF") name, investment objective and operating policies have changed. Notwithstanding references to the contrary in the Prospectus and Statement of Additional Information (see, e.g., "Investments in GMO Funds Offered Through Separate Prospectuses -- GMO Short-Duration Collateral Fund and GMO Alpha LIBOR Fund" on page 65 of the Prospectus and "Description and Risks of Fund Investments -- Investments in Other Investment Companies" in the Statement of Additional Information), ALF's name has been changed to "GMO Special Purpose Holding Fund" and its investment objective is total return. As of the date hereof, GMO Special Purpose Holding Fund's assets are primarily limited to a special purpose vehicle that holds certain defaulted securities, certain claims relating to such securities, and cash and cash items. GMO Special Purpose Holding Fund is presently closed to new investments by existing or prospective investors.

GENERAL

         Effective March 19, 2004, the following information is added to the Prospectus at page 1 immediately after the third full paragraph:

         Certain portfolio information (e.g., portfolio holdings) may be made available to shareholders, consultants, data vendors, and other investment professionals that request it more frequently than such information is otherwise made publicly available. However, such information will be disclosed only if the respective Fund has a legitimate business purpose for doing so and the recipient signs a confidentiality agreement. Neither GMO Trust nor GMO will receive any compensation in connection with providing portfolio information.

         Effective March 19, 2004, the following information is added to the Prospectus under the caption "How to Purchase Shares" on page 52 immediately after the fifth full paragraph under that caption:

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         Funds advised or sub-advised by GMO ("Top Funds") may invest in other
         GMO Funds after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met: (i) the Top Fund received a purchase order prior to the Cut-off Time on that day; and (ii) the purchase transactions by the Top Funds into the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

         Effective March 19, 2004, the following information is added to the Prospectus under the caption "How to Redeem Shares" on page 53 immediately after the last full paragraph under that caption:

         Top Funds may redeem an investment in other GMO Funds after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption transactions by the Top Funds from the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

         Effective on or about April 19, 2004, the following information replaces the first three sentences of the last paragraph under the caption "Determination of Net Asset Value" on page 52 of the Prospectus:

         Many foreign securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in such markets or on such exchanges do not reflect the events that occur after such close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures, which, among other things, generally require that the foreign securities in the International Equity Funds be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

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                                    GMO TRUST

             AMENDED AND RESTATED SUPPLEMENT DATED APRIL 1, 2004 TO
               GMO TRUST -- EMERGING COUNTRY DEBT SHARE PROSPECTUS
                DATED JUNE 30, 2003, AS AMENDED FEBRUARY 4, 2004

GMO ALPHA LIBOR FUND

         Effective immediately, GMO Alpha LIBOR Fund's ("ALF") name, investment objective and operating policies have changed. Notwithstanding references to the contrary in the Prospectus (see, e.g., "Investments in GMO Funds Offered Through Separate Prospectuses -- Investment by ECDF in GMO Short-Duration Collateral Fund and GMO Alpha LIBOR Fund" on page 13), ALF's name has been changed to "GMO Special Purpose Holding Fund" and its investment objective is total return. As of the date hereof, GMO Special Purpose Holding Fund's assets are primarily limited to a special purpose vehicle that holds certain defaulted securities, certain claims relating to such securities, and cash and cash items. GMO Special Purpose Holding Fund is presently closed to new investments by existing or prospective investors.

GENERAL

         Effective March 19, 2004, the following changes are made to the
Prospectus:

         The following information is added to the Prospectus at page 2 immediately after the first full paragraph:

         Certain portfolio information (e.g., portfolio holdings) may be made available to shareholders, consultants, data vendors, and other investment professionals that request it more frequently than such information is otherwise made publicly available. However, such information will be disclosed only if the Fund has a legitimate business purpose for doing so and the recipient signs a confidentiality agreement. Neither GMO Trust nor GMO will receive any compensation in connection with providing portfolio information.

         The first three sentences of the last paragraph under the caption "Determination of Net Asset Value" on page 9 of the Prospectus are deleted.

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         The following information is added to the Prospectus under the caption
"How to Purchase Shares" on page 10 immediately prior to the sub-caption "Submitting Your Purchase Order Form":

         Funds advised or sub-advised by GMO ("Top Funds") may invest in other GMO Funds after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met: (i) the Top Fund received a purchase order prior to the Cut-off Time on that day; and (ii) the purchase transactions by the Top Funds into the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

         The following information is added to the Prospectus under the caption "How to Redeem Shares" on page 11 immediately prior to the sub-caption "Submitting Your Redemption Request":

         Top Funds may redeem an investment in other GMO Funds after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption transactions by the Top Funds from the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.